FINANCIAL INSTRUMENTS (Details 28) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 7,616,658	$ 8,004,446
Bonds issued	4,717,676	4,997,038
Borrowings	1,151,023	1,499,051
Other Financial Lease Liabilities	$ 6,596,689	$ 7,055,471
Percentage of entity total interest rate borrowings	100.00%	100.00%
Fixed interest rate [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 5,909,430	$ 6,639,075
Bonds issued	4,717,676	4,997,038
Borrowings	463,764	1,082,655
Other Financial Lease Liabilities	$ 727,990	$ 559,382
Proportion of fixed interest rate borrowings	89.60%	94.10%
Floating interest rate [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 687,259	$ 416,396
Bonds issued	0	0
Borrowings	$ 687,259	$ 416,396
Proportion of variable interest rate borrowings	10.40%	5.90%